Note 31 - Related Party Transactions (Details Textual) - 12 months ended Mar. 31, 2018		USD ($)	GBP (£)
Statement Line Items [Line Items]
Non-executive director fees | £			£ 50,000
Executive director fees | £			£ 80,000
Functional currency exchange rate		1.4098	1.4098
Key management personnel compensation, annual bonus	[1],[2]	$ 275,000
Non-executive directors [member]
Statement Line Items [Line Items]
Key management personnel compensation, annual bonus		0
Director, Edward Hastings [member]
Statement Line Items [Line Items]
Key management personnel compensation, annual bonus
Percentage of options granted under accelerated vesting		25.00%	25.00%

[1]	Bonus payments are made to Executive Directors only and are determined based on the following performance conditions: individual Executive Directors' Management Business Objectives ("MBOs") and Company operating performance. There was no bonus earned in FY2018. Mr. Edward Reginelli's bonus payment during FY2018 related to a sign on incentive and Mr. Mukherjee's bonus related to his separation agreement.
[2]	Non-Executive Directors' fees are set at 50,000 for all Directors except for the Chairman of Board whose fees are set at 80,000. The above table includes the value in $ using an exchange rate of $1.4098 to 1.